Subsequent Events (Details Narrative) - Subsequent Event [Member] - Chief Financial Officer [Member] $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Initial base salary	$ 325
Bonus percentage	75.00%
Employee Relocation [Member]
Relocation allowance	$ 100
Maximum [Member]
Bonus percentage	150.00%